Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of property plant and equipment

	Instruments and equipment	Office equipment and furniture	Transporting equipment	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2018
Cost	81,297	2,622	—	16,246	100,165
Accumulated depreciation	(28,677)	(622)	—	(5,563)	(34,862)

Net book value	52,620	2,000	—	10,683	65,303

Year ended December 31, 2018
Opening net book value	52,620	2,000	—	10,683	65,303
Additions	40,610	345	445	2,625	44,025
Depreciation	(21,010)	(521)	(53)	(5,168)	(26,752)
Exchange differences	(25)	—	—	—	(25)

Closing net book value	72,195	1,824	392	8,140	82,551

As at December 31, 2018
Cost	121,895	2,967	445	18,871	144,178
Accumulated depreciation	(49,700)	(1,143)	(53)	(10,731)	(61,627)

Net book value	72,195	1,824	392	8,140	82,551

Year ended December 31, 2019
Opening net book value	72,195	1,824	392	8,140	82,551
Additions	27,766	986	24	2,210	30,986
Disposals	(173)	—	—	—	(173)
Depreciation	(25,332)	(611)	(113)	(4,402)	(30,458)
Exchange differences	107	—	—	—	107

Closing net book value	74,563	2,199	303	5,948	83,013

As at December 31, 2019
Cost	147,658	3,953	469	21,081	173,161
Accumulated depreciation	(73,095)	(1,754)	(166)	(15,133)	(90,148)

Net book value	74,563	2,199	303	5,948	83,013

Year ended December 31, 2020
Opening net book value	74,563	2,199	303	5,948	83,013
Additions	19,573	908	—	6,896	27,377
Depreciation	(28,038)	(784)	(112)	(4,532)	(33,466)
Exchange differences	(33)	—	—	—	(33)

Closing net book value	66,065	2,323	191	8,312	76,891

As at December 31, 2020
Cost	167,085	4,861	469	27,977	200,392
Accumulated depreciation	(101,020)	(2,538)	(278)	(19,665)	(123,501)

Net book value	66,065	2,323	191	8,312	76,891